SUPPLEMENT dated December 7, 1999

                              To the PROSPECTUS of

                              STANDISH EQUITY FUND
                       STANDISH INTERNATIONAL EQUITY FUND
                    STANDISH SMALL CAPITALIZATION EQUITY FUND
                  STANDISH SMALL CAPITALIZATION EQUITY FUND II

                             Dated January 28, 1999

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Standish International Equity Fund:

      On November 30, 1999, Standish International Management Company, L.P. ("SIMCO") changed its form of organization from a Delaware limited partnership to a Delaware limited liability company. All references to SIMCO in the prospectus now refer to Standish International Management Company, LLC.

SUPPLEMENT dated December 7, 1999

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                              STANDISH EQUITY FUND
                       STANDISH INTERNATIONAL EQUITY FUND
                    STANDISH SMALL CAPITALIZATION EQUITY FUND
                  STANDISH SMALL CAPITALIZATION EQUITY FUND II

                             Dated January 28, 1999

--------------------------------------------------------------------------------

Standish International Equity Fund:

      On November 30, 1999, Standish International Management Company, L.P. ("SIMCO") changed its form of organization from a Delaware limited partnership to a Delaware limited liability company. All references to SIMCO in the Statement of Additional Information now refer to Standish International Management Company, LLC.

SUPPLEMENT dated December 7, 1999

                              To the PROSPECTUS of

                           Standish Fixed Income Fund
                          Standish Fixed Income Fund II
                        Standish Diversified Income Fund
                            Standish Securitized Fund
                        Standish Controlled Maturity Fund
                     Standish Short-Term Asset Reserve Fund

                              Dated: April 30, 1999
                             Revised: June 29, 1999

--------------------------------------------------------------------------------

Standish Diversified Income Fund:

      On November 30, 1999, Standish International Management Company, L.P. ("SIMCO") changed its form of organization from a Delaware limited partnership to a Delaware limited liability company. All references to SIMCO in the prospectus now refer to Standish International Management Company, LLC.

SUPPLEMENT dated December 7, 1999

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                           Standish Fixed Income Fund
                          Standish Fixed Income Fund II
                        Standish Diversified Income Fund
                            Standish Securitized Fund
                        Standish Controlled Maturity Fund
                     Standish Short-Term Asset Reserve Fund

                              Dated: April 30, 1999
                             Revised: June 29, 1999

--------------------------------------------------------------------------------

Standish Diversified Income Fund:

      On November 30, 1999, Standish International Management Company, L.P. ("SIMCO") changed its form of organization from a Delaware limited partnership to a Delaware limited liability company. All references to SIMCO in the Statement of Additional Information now refer to Standish International Management Company, LLC.

SUPPLEMENT dated December 7, 1999

                              To the PROSPECTUS of

      Standish International Fixed Income Fund (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                        Standish Diversified Income Fund

                              Dated: April 30, 1999

--------------------------------------------------------------------------------

      On November 30, 1999, Standish International Management Company, L.P. ("SIMCO") changed its form of organization from a Delaware limited partnership to a Delaware limited liability company. All references to SIMCO in the prospectus now refer to Standish International Management Company, LLC.

SUPPLEMENT dated December 7, 1999

                  To the STATEMENT OF ADDITIONAL INFORMATION of

      Standish International Fixed Income Fund (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                        Standish Diversified Income Fund

                              Dated: April 30, 1999

--------------------------------------------------------------------------------

      On November 30, 1999, Standish International Management Company, L.P. ("SIMCO") changed its form of organization from a Delaware limited partnership to a Delaware limited liability company. All references to SIMCO in the Statement of Additional Information now refer to Standish International Management Company, LLC.

SUPPLEMENT dated December 7, 1999

                              To the PROSPECTUS of

                        STANDISH FIXED INCOME ASSET FUND
         STANDISH INTERNATIONAL FIXED INCOME FUND (Service Class Shares)
                     STANDISH GLOBAL FIXED INCOME ASSET FUND

                              Dated: March 31, 1999

--------------------------------------------------------------------------------

Standish International Fixed Income Fund (Service Class Shares) and Standish Global Fixed Income Asset Fund:

      On November 30, 1999, Standish International Management Company, L.P. ("SIMCO") changed its form of organization from a Delaware limited partnership to a Delaware limited liability company. All references to SIMCO in the prospectus now refer to Standish International Management Company, LLC.

SUPPLEMENT dated December 7, 1999

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                        STANDISH FIXED INCOME ASSET FUND
         STANDISH INTERNATIONAL FIXED INCOME FUND (Service Class Shares)
                     STANDISH GLOBAL FIXED INCOME ASSET FUND

                              Dated: March 31, 1999

--------------------------------------------------------------------------------

Standish International Fixed Income Fund (Service Class Shares) and Standish Global Fixed Income Asset Fund:

      On November 30, 1999, Standish International Management Company, L.P. ("SIMCO") changed its form of organization from a Delaware limited partnership to a Delaware limited liability company. All references to SIMCO in the Statement of Additional Information now refer to Standish International Management Company, LLC.